Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investment Securities (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	$ 57,134
Unrealized Losses Less Than 12 Months	(566)
Fair Value 12 Months or Greater	4,908
Unrealized Losses 12 Months or Greater	(246)
Fair Value Total	62,042
Unrealized Losses Total	(812)
U.S. Treasury and Agencies [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	11,445
Unrealized Losses Less Than 12 Months	(100)
Fair Value 12 Months or Greater	2,879
Unrealized Losses 12 Months or Greater	(144)
Fair Value Total	14,324
Unrealized Losses Total	(244)
Residential Mortgage-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	39,720
Unrealized Losses Less Than 12 Months	(342)
Fair Value 12 Months or Greater	263
Unrealized Losses 12 Months or Greater	(5)
Fair Value Total	39,983
Unrealized Losses Total	(347)
Commercial Mortgage Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	4,463
Unrealized Losses Less Than 12 Months	(104)
Fair Value 12 Months or Greater	1,764
Unrealized Losses 12 Months or Greater	(97)
Fair Value Total	6,227
Unrealized Losses Total	(201)
Asset-Backed Securities [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value 12 Months or Greater	2
Fair Value Total	2
Obligations of State and Political Subdivisions [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	1,500
Unrealized Losses Less Than 12 Months	(20)
Fair Value Total	1,500
Unrealized Losses Total	(20)
Other [Member]
Continuous Gross Unrealized Losses And Fair Value [Abstract]
Fair Value Less Than 12 Months	6
Fair Value Total	$ 6